Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders Equity (USD $)	Total USD ($)	Redeemable Convertible Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Preferred Stock [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Accumulated Comprehensive Loss [Member] USD ($)	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Additional Paid-In Capital [Member] USD ($)	Series A Preferred Stock [Member] Accumulated Deficit [Member] USD ($)	Series B Preferred Stock [Member]	Series B Preferred Stock [Member] Common Stock [Member]	Series B Preferred Stock [Member] Additional Paid-In Capital [Member] USD ($)	Series B Preferred Stock [Member] Accumulated Deficit [Member] USD ($)	Series C Preferred Stock [Member] USD ($)	Series C Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] USD ($)	Series C Preferred Stock [Member] Common Stock [Member] USD ($)	Series C Preferred Stock [Member] Additional Paid-In Capital [Member] USD ($)	Series D Preferred Stock [Member] USD ($)	Series D Preferred Stock [Member] Preferred Stock [Member] USD ($)	Series E Preferred Stock [Member]	Series E Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] USD ($)	Series F Preferred Stock [Member]	Series F Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] USD ($)	Series G Preferred Stock [Member]	Series G Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] USD ($)
Balance at Dec. 31, 2008	$ 4,752,000	$ 11,760,000	$ 5,000	$ 9,116,000	$ 2,605,000	$ (6,974,000)
Balance, Share at Dec. 31, 2008		5,865,922	10,933,662	6,204,438
Net loss	(1,995,000)					(1,995,000)
Foreign currency translation adjustment and other	(86,000)						(86,000)
Tax benefit of stock compensation	2,793,000				2,793,000
Exercise of employee stock options	1,478,000		2,000		1,476,000
Exercise of employee stock options, Share			3,065,238
Stock-based compensation expense	3,346,000				3,346,000
Vesting of restricted stock, Share			280,000
Preferred stock paid in kind dividend										352,000	(352,000)			138,000	(138,000)	1,260,000	(1,260,000)	1,000	1,259,000
Issuance of preferred stock																				111,942,000	111,942,000		19,980,000		13,058,000
Preferred stock paid in kind dividend, Share									75,446				29,506					1,407,820
Issuance of preferred stock (in shares)																					10,968,221		1,947,419		1,017,175
Purchase and retirement of stock	(101,458,000)	(10,500,000)	(4,000)	(331,000)	(11,969,000)	(89,154,000)
Purchase and retirement of stock, Share		(5,865,922)	(8,220,176)	(992,211)
Balance at Dec. 31, 2009	22,032,000	33,038,000	4,000	120,727,000		(98,613,000)	(86,000)
Balance, Share at Dec. 31, 2009		2,964,594	7,571,496	16,180,448
Net loss	(12,090,000)					(12,090,000)
Foreign currency translation adjustment and other	(17,000)						(17,000)
Exercise of employee stock options	791,000				791,000
Exercise of employee stock options, Share	625,734		625,734
Stock-based compensation expense	4,425,000				4,425,000
Vesting of restricted stock, Share			259,284
Issuance of common stock and preferred stock in connection with acquisition	8,224,000			4,194,000	4,030,000
Issuance of common stock and preferred stock in connection with acquisition, Share			3,974	374,125
Balance at Dec. 31, 2010	23,365,000	33,038,000	4,000	124,921,000	9,246,000	(110,703,000)	(103,000)
Balance, Share at Dec. 31, 2010		2,964,594	8,460,488	16,554,573
Net loss	(35,435,000)					(35,435,000)
Foreign currency translation adjustment and other	(948,000)						(948,000)
Exercise of employee stock options	429,000				429,000
Exercise of employee stock options, Share	135,712		135,712
Stock-based compensation expense	6,954,000				6,954,000
Vesting of restricted stock	1,000		1,000
Vesting of restricted stock, Share			446,146
Issuance of preferred stock																				39,973,000	39,973,000						29,962,000
Issuance of preferred stock (in shares)																					2,000,000						1,948,052
Issuance of common stock and preferred stock in connection with acquisition	402,000				402,000
Balance at Dec. 31, 2011	34,741,000	63,000,000	5,000	164,894,000	17,031,000	(146,138,000)	(1,051,000)
Balance, Share at Dec. 31, 2011		4,912,646	9,042,346	18,554,573
Net loss	(7,285,000)					(7,285,000)
Foreign currency translation adjustment and other	(362,000)						(362,000)
Exercise of employee stock options	822,000				822,000
Exercise of employee stock options, Share	225,214		225,214
Stock-based compensation expense	4,953,000				4,953,000
Vesting of restricted stock, Share			61,278
Issuance of common stock in connection with IPO	169,705,000		5,000		169,700,000
Issuance of common stock in connection with IPO, Share			9,775,000
Conversion of preferred stock	63,000,000	(63,000,000)	23,000	(164,894,000)	227,871,000
Conversion of preferred stock, Share		(4,912,646)	46,934,438	(18,554,573)
Balance at Jun. 30, 2012	$ 265,574,000		$ 33,000		$ 420,377,000	$ (153,423,000)	$ (1,413,000)
Balance, Share at Jun. 30, 2012			66,038,276